Schedule VI	12 Months Ended
Dec. 31, 2013
Schedule VI
Schedule VI [Text Block]

SCHEDULE VI

THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES
Supplementary Information Concerning Property-Casualty Insurance Operations(1)
2011-2013
(in millions)

							Claims and Claim Adjustment Expenses Incurred Related to:
										Paid Claims and Claim Adjustment Expenses
			Discount From Reserves for Unpaid Claims(3)						Amortization of Deferred Acquisition Costs
Affiliation with Registrant(2)	Deferred Acquisition Costs	Claims and Claim Adjustment Expense Reserves		Unearned Premiums	Earned Premiums	Net Investment Income	Current Year	Prior Year			Net Written Premiums
2013	$1,804	$50,865	$1,090	$11,850	$22,637	$2,716	$14,060	$(944)	$3,821	$13,962	$22,767
2012	$1,792	$50,888	$1,088	$11,241	$22,357	$2,889	$15,559	$(1,074)	$3,910	$14,833	$22,447
2011	$1,786	$51,353	$1,194	$11,102	$22,090	$2,879	$16,937	$(842)	$3,876	$15,404	$22,187
(1)
Excludes accident and health insurance business.

(2)
Consolidated property-casualty insurance operations.

(3)
For a discussion of types of reserves discounted and discount rates used, see "Item 1—Business—Claims and Claim Adjustment Expense Reserves—Discounting."

See the accompanying Report of Independent Registered Public Accounting Firm.